Condensed Consolidated Statements of Equity - USD ($) $ in Millions	Total	Cumulative effect of change in accounting principle	Common Stock Class B	Total Corebridge Shareholders' Equity	Total Corebridge Shareholders' Equity Cumulative effect of change in accounting principle	Total Corebridge Shareholders' Equity Common Stock Class B	Additional Paid-In Capital	Retained Earnings	Retained Earnings Common Stock Class B	Common Stock	Common Stock Common Stock Class A	Common Stock Common Stock Class B	Shareholders' Net Investment	Shareholders' Net Investment Cumulative effect of change in accounting principle	Accumulated Other Comprehensive Income (Loss)	Non- Redeemable Noncontrolling Interests
Balance, beginning of period at Dec. 31, 2019	$ 33,679	$ (246)		$ 31,805	$ (246)		$ 0	$ 0		$ 0	$ 5	$ 1	$ 22,470	$ (246)	$ 9,329	$ 1,874
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in net investment	(296)			(296)									(296)
Net income attributable to Corebridge or noncontrolling interests	866			642				642								224
Other comprehensive income (loss), net of tax	5,330			5,324											5,324	6
Changes in noncontrolling interests due to divestitures and acquisitions	633															633
Contributions from noncontrolling interests	268															268
Distributions to noncontrolling interests	(454)															(454)
Other	1			3									3			(2)
Balance, end of period at Dec. 31, 2020	39,781			37,232			0	0		0	5	1	22,573		14,653	2,549
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in net investment	(13,004)			(13,004)									(13,004)
Net income attributable to Corebridge or noncontrolling interests	8,284			7,355				7,355								929
Other comprehensive income (loss), net of tax	(4,506)			(4,506)											(4,506)
Changes in noncontrolling interests due to divestitures and acquisitions	(373)															(373)
Contributions from noncontrolling interests	264															264
Distributions to noncontrolling interests	(1,611)						(8,054)	(8,859)					16,913			(1,611)
Other	10			9									(11)		(20)	1
Balance, end of period at Dec. 31, 2021	28,845			27,086			8,054	8,859		0	5	1	0		10,167	1,759
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to Corebridge or noncontrolling interests	8,469			8,149				8,149								320
Other comprehensive income (loss), net of tax	(26,124)			(26,114)											(26,114)	(10)
Changes in noncontrolling interests due to divestitures and acquisitions	(104)															(104)
Contributions from noncontrolling interests	155															155
Distributions to noncontrolling interests	(1,181)															(1,181)
Other	35			(35)			(24)	(11)		6	(5)	(1)
Dividends on common stock			$ (876)			$ (876)			$ (876)
Balance, end of period at Dec. 31, 2022	$ 9,149			$ 8,210			$ 8,030	$ 16,121		$ 6	$ 0	$ 0	$ 0		$ (15,947)	$ 939